Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Tel: (215) 963-5000 / Fax: (215) 963-5001
July 27, 2010
By Electronic Submission
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	NuPathe Inc. — Amendment No. 4 to Registration Statement on Form S-1 (File No. 333-166825)
Ladies and Gentlemen:
On behalf of NuPathe Inc. (the “Company”), transmitted via the Securities and Exchange Commission’s EDGAR System for filing pursuant to the Securities Act of 1933, as amended, is Amendment No. 4 to the Registration Statement on Form S-1 (the “Registration Statement”) of the Company relating to the registration of the offer and sale of shares of the Company’s common stock.
As previously discussed with the Staff of the Securities and Exchange Commission, on July 30, 2010 we anticipate requesting acceleration of effectiveness of the Registration Statement to be effected on or about August 3, 2010.
Please contact the undersigned at (215) 963-5716 with any questions or comments you may have regarding this filing.
Very truly yours,
/s/ Kevin S. Shmelzer
Kevin S. Shmelzer, Esquire